Trade and Other Payables (Details) (USD $)	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012
Trade and Other Payables [Abstract]
Trade payables	$ 4,049,363	$ 3,854,065	$ 6,337,545
Employee benefits	141,820	279,646	55,959
Other Liabilities	(21,812)	119,097	204,242
Total payables	$ 4,169,271	$ 4,252,808	$ 6,597,746